SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
30.	SUBSEQUENT EVENTS

Market arbitration chamber proceeding

On February 28, 2018, one of the Company’s shareholders, Bratel filed a petition with the Market Arbitration Chamber (Câmara de Arbitragem do Mercado) of B3 requesting an arbitration, alleging that certain provisions of the JRP, including the Capital Increase - Capitalization of Claims, the Capital Increase - New Funds and the changes to the Company’s corporate governance structure, should have been submitted to and approved by an extraordinary general shareholders’ meeting of the Company (“EGM”), which did not take place prior to the Judicial Ratification of the JRP by the RJ Court. On March 7, 2018, The Company filed a conflict of jurisdiction petition before the Second Section of the Superior Court of Justice, among other things, challenging the jurisdiction of the Market Arbitration Chamber to decide on matters pertaining to the JRP. On October 10, 2018, the Second Section of the Superior Court of Justice decided by majority vote that the Market Arbitration Chamber had jurisdiction to resolve disputes among the Company and its shareholders. On October 26, 2018, an emergency arbitrator (árbitro de apoio) appointed by the Market Arbitration Chamber, or the Emergency Arbitrator, issued an order suspending the authorization by the Company’s board of directors on that date of the capital increase, until the next decision to be rendered by the Emergency Arbitrator. On November 6, 2018, the Emergency Arbitrator overturned its prior decision to suspend the authorization of the capital increase, allowing the Company to continue to implement the capital increase.

On January 8, 2019, the Company and its subsidiaries Telemar and PT Participações and Pharol and its wholly-owned subsidiary Bratel entered into a settlement agreement for the termination of all court and off-court litigation involving the companies of both groups, in Brazil and abroad.

The terms and conditions of the settlement agreement, approved by both groups’ boards of directors, as summarized below:

I. Terms and conditions to be met by the Company:

a)	Payment of €25 million to Pharol;

b)	Delivery to Pharol of 33.8 million Company shares held in treasury;
c)	The Company shall assume all the costs on court guarantees related to Pharol’s lawsuits in Portugal, as per the assumed obligation;

d)

In the event of the sale of the Company’s stake in Unitel, the Company shall deposit in a Pharol guarantee account an amount to cover possible unfavorable outcome in tax contingencies the likelihood of which is probable, as per the assumed obligations.

II. Terms and conditions to be met by Pharol:

a)	Use of at least €25 million to make a subscription in the Company’s Capital Increase – New Funds, provided for in the Company’s JRP;

b)	Attend and vote yes in any general shareholders’ meeting of the Company held to approve or confirm any action or measure provided for in the JRP;

c)	Keep aligned with the Company and support the implementation of the Company’s JRP, as approved and ratified at all court levels;

d)

Authorize the use by the Company of any amount returned by Portugal’s Tax Authority beginning March 24, 2015 related to the cost of guarantees and tax contingencies for purposes of the provisions of Paragraph 1, “c” and “d”, above.

As at December 31, 2018, items a) and b) of the terms and conditions to be met by the Company were recognized in its liabilities, Provisions for civil contingencies, amounting to R$157,809, pursuant to ASC 855.

Completion of the JRP Stages

As Described in Note 1, on January 8, 2018, the Judicial Reorganization Court issued a decision that ratified the JRP and granted the judicial reorganization to the Oi Companies, which was published on February 5, 2018. On July 31, 2018, the restructuring of the financial debt, including the first capital increase provided for in the JRP (Capital Increase – Claim Capitalization) was completed with the implementation of the applicable terms and conditions, provided for in the JRP. On January 25, 2019 the Company completed the second capital increase provided for in the JRP (Capital Increase - New Funds), with the issue of 3,225,806,451 book-entry, registered common shares, without par value, including new common shares represented by ADSs, pursuant to the JRP and the subscription and commitment agreement entered into by the Company, its subsidiaries, and the Backstop Investors.

Capital increase

Exercise of subscription warrants and ADWs

On October 28, 2018, the Company commenced the issuance and delivery of all exercised warrants and ADWs to its holders. The process was concluded on January 4, 2019. All warrants that were not exercised on or prior to January 2, 2019 have been cancelled.

Preferential offer and completion of the Capital Increase – New Funds, pursuant to the commitment agreement

As contemplated by Section 6 of the JRP, on November 13, 2018 the Company commenced a preemptive offering of common shares that was registered with the SEC under the Securities Act under which holders of common shares and preferred shares, including the ADS Depositary and The Bank of New York Mellon, as depositary of the Preferred ADS program, received transferable rights for each common share or preferred share held as of November 19, 2018.

The subscription rights expired on January 4, 2019. On January 16, 2019, the Company issued 1,530,457,356 common shares to holders of subscription rights that had exercised those subscription rights with respect to the initial common shares. On January 21, 2019, the Company issued 91,080,933 common shares to holders of subscription rights that had requested subscriptions for excess common shares. The proceeds of these subscriptions were R$2,011 million.

On January 25, 2019, the Company issued 1,604,268,162 common shares, representing the total number of common shares that were offered in the preemptive offering less the total number of initial common shares and excess common shares, to the Backstop Investors in a private placement under the terms of the commitment agreement for the aggregate amount of R$1,989 million. In addition, under the terms of the commitment agreement, on that date the Company issued 272,148,705 common shares in a private placement to the Backstop Investors and paid US$13 million to the Backstop Investors as compensation for their commitments under the commitment agreement.

Buyback of Oi preferred shares

At the meeting held in February 2019, the Board of Directors approved the buyback by Oi of up to 1,800,000 preferred shares in order to ensure the compliance with the obligation assumed by the Company to transfer own shares held in treasury to shareholder Bratel, wholly-owned subsidiary of Pharol, in the context of the agreement entered into by the two companies on January 8, 2019.

The acquisition was made by investing part of the balance available in the Company’s capital reserve, through transactions conducted on B3’s over-the-counter market in February 2019, with the intermediation of BTG Pactual Corretora de Títulos e Valores Mobiliários S.A.

Arbitration Decision – Unitel

On February 27, 2019, the Company was notified of the final decision issued by the Arbitration Court under the arbitration proceeding filed against the other Unitel’s shareholders. The Arbitration Court judged that the other Unitel shareholders had violated several provisions of Unitel’s Shareholders’ Agreement, among other matters. This Court sentenced them to pay PT Ventures approximately US$653 million, plus interest, as compensation for damages.

New Unitel Board of Directors

At the General Shareholders’ Meeting of Unitel held on March 19, 2019 a new Board of Directors was elected consisting of five members, including two appointed by PT Ventures, one of whom will hold the position of Unitel’s General Director.

Capital Increase – Dutch Companies

Pursuant to the JRP approved on December 19 and 20, 2017, the debts of the JR Debtors of the group represented by the bonds were consolidated at Oi S.A.. In addition, as part of the payment of the bondholders’ claims, shares of the parent company (Oi S.A.) were delivered, consisting of new shares or existing shares held by PTIF. As a result, in order to correctly reflect these movements in accounting, it was necessary to enter into loan agreements on July 31, 2018, between Oi S.A. and Oi Coop, and between Oi S.A. and PTIF. These agreements provided for the possibility of paying and settling he total amount due through a capital increase, which was undertaken by Oi S.A. on January 31, 2019, amounting to €665,639,602.32 at Oi Coop and €1,100,259.843.00 at PTIF.